CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (1,394.3)	$ (234.3)	$ (30.2)
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation and amortization	903.2	454.3	203.0
Goodwill impairments	1,002.6	0.0	0.0
Change in deferred income taxes	(330.6)	(264.3)	(107.8)
Stock-based compensation	25.4	24.1	22.3
Non-cash interest expense	40.2	19.4	8.7
(Earnings) loss from equity investments, net	(16.9)	7.6	(1.5)
Distributed earnings from equity investments	24.9	28.5	29.5
Loss on early extinguishment of debt	0.0	25.9	5.9
Gain on sale of equity interest	0.0	(14.5)	0.0
Changes in current assets and liabilities, net of effects of acquisitions:
Accounts and notes receivable, net	26.4	97.1	(7.8)
Inventories	29.3	12.4	13.6
Other current assets and liabilities	101.5	32.2	(9.1)
Accounts payable	4.5	(33.4)	(5.1)
Accrued liabilities	0.1	47.0	52.6
Other, net	(2.1)	1.5	(2.9)
Net cash provided by operating activities	414.2	203.5	171.2
Cash flows from investing activities:
Additions to property and equipment	(18.8)	(41.7)	(29.4)
Gaming and lottery operations expenditures	(200.4)	(107.5)	(84.3)
Intangible assets and software expenditures	(104.4)	(89.1)	(52.1)
Proceeds from asset sales	6.7	0.5	0.9
Changes in other assets and liabilities and other	11.2	0.4	(1.6)
Proceeds from sale of equity interest	0.0	44.9	10.0
Additions to equity method investments	(2.7)	(48.2)	(86.1)
Restricted cash	5.9	(0.4)	30.1
Distributions of capital on equity investments	38.7	48.8	20.7
Business acquisitions, net of cash acquired	0.0	(3,140.6)	(1,472.9)
Net cash used in investing activities	(263.8)	(3,332.9)	(1,664.7)
Cash flows from financing activities:
Borrowings under revolving credit facility	170.0	220.0	0.0
Repayments under revolving credit facility	(260.0)	(35.0)	0.0
Proceeds from issuance of long-term debt	0.0	5,477.3	2,293.7
Payments on long-term debt	(51.3)	(2,267.1)	(670.4)
Payments of deferred financing fees	0.0	(163.1)	(82.6)
Common stock repurchases	0.0	(29.5)	(0.8)
Payments on license obligations	(40.5)	(13.6)	0.0
Contingent earnout payments	(0.5)	(13.2)	0.0
Excess tax effect from stock-based compensation plans	0.0	0.3	0.9
Net redemptions of common stock under stock-based compensation plans	(0.9)	(18.7)	(2.1)
Net cash (used in) provided by financing activities	(183.2)	3,157.4	1,538.7
Effect of exchange rate changes on cash and cash equivalents	(10.3)	(9.9)	(0.5)
(Decrease) increase in cash and cash equivalents	(43.1)	18.1	44.7
Cash and cash equivalents, beginning of period	171.8	153.7	109.0
Cash and cash equivalents, end of period	$ 128.7	$ 171.8	$ 153.7